Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Effective tax rate	25.00%
Foreign subsidiary	$ 3,485,177
Federal and state net operating loss carryforwards	80,038,036	$ 60,926,204
U.S. federal net operating loss carryovers		$ 77,550,482
Federal net operating loss	2,487,555
Federal net operating loss	$ 61,847
Foreign entity tax disclosure	$10,000
China [Member]
Income Taxes [Line Items]
Foreign subsidiary	$ 1,776,321